Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 326,300	SFr 272,200
Offsetting	(305,300)	(255,100)
of which counterparty netting	(265,400)	(223,000)
of which cash collateral netting	(39,900)	(32,100)
Total net derivatives subject to enforceable master netting agreements	21,000	17,100
Total derivatives not subject to enforceable master netting agreements	6,300	6,500
Total net derivatives presented in the consolidated balance sheets	27,300	23,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	42,100	43,200
Securities sold under repurchase agreements, offsetting	(19,500)	(21,400)
Securities sold under repurchase agreements, net	22,600	21,800
Securities lending transactions, gross	8,900	9,800
Securities lending transactions, offsetting	(2,800)	(2,100)
Securities lending transactions, net	6,100	7,700
Obligation to return securities received as collateral, at fair value, gross	16,900	19,400
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	16,900	19,400
Total subject to enforceable master netting agreements, gross	67,900	72,400
Total subject to enforceable master netting agreements, offsetting	(22,300)	(23,500)
Total subject to enforceable master netting agreements, net	45,600	48,900
Total not subject to enforceable master netting agreements	12,900	26,200
Total, gross	80,800	98,600
Total, net	58,500	75,100
of which reported at fair value	18,114	32,398
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,000	17,100
Derivatives, financial instruments	5,600	3,400
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	15,400	13,700
Securities sold under repurchase agreements, net	22,600	21,800
Securities sold under repurchase agreements, financial instruments	22,600	21,800
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	6,100	7,700
Securities lending transactions, financial instruments	6,000	7,400
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	100	300
Obligation to return securities received as collateral, at fair value, net	16,900	19,400
Obligation to return securities received as collateral, financial instruments	16,300	18,500
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	600	900
Total financial liabilities subject to enforceable master netting agreements, net	66,600	66,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	50,500	51,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	16,100	14,900
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	27,000	23,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	300	100
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(22,300)	(23,500)
Total, gross	54,800	70,100
Total, net	32,500	46,600
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	26,000	28,500
Total, net	26,000	28,500
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,700	18,600
Offsetting	(26,200)	(18,600)
Total net derivatives subject to enforceable master netting agreements	500	0
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	0
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	284,100	241,900
Offsetting	(265,700)	(226,700)
Total net derivatives subject to enforceable master netting agreements	18,400	15,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	18,400	15,200
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,500	11,700
Offsetting	(13,400)	(9,800)
Total net derivatives subject to enforceable master netting agreements	2,100	1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,100	1,900
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	211,600	160,800
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,000	14,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	187,400	146,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,400	68,500
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,000	68,200
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	300
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,400	24,700
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,900	13,500
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,200	11,200
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,600	16,400
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,100	4,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,500	12,400
Credit derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,300	1,800
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,300	1,500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 200